Long Term Debt - Schedule of Debt Interest Rates (Detail)	9 Months Ended
Sep. 30, 2013
Level I [Member] | Maximum [Member]
Schedule Of Long Term Debt [Line Items]
Consolidated Funded Debt/EBITDA	1.00
Level I [Member] | Revolving Credit Facility [Member] | Eurodollar Margin (LIBOR) [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	2.00%
Level I [Member] | Revolving Credit Facility [Member] | Base Rate Margin [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	1.00%
Level I [Member] | Term Loan [Member] | Eurodollar Margin (LIBOR) [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	2.625%
Level I [Member] | Term Loan [Member] | Base Rate Margin [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	1.625%
Levels II [Member] | Minimum [Member]
Schedule Of Long Term Debt [Line Items]
Consolidated Funded Debt/EBITDA	1.00
Levels II [Member] | Revolving Credit Facility [Member] | Eurodollar Margin (LIBOR) [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	2.50%
Levels II [Member] | Revolving Credit Facility [Member] | Base Rate Margin [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	1.50%
Levels II [Member] | Term Loan [Member] | Eurodollar Margin (LIBOR) [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	3.125%
Levels II [Member] | Term Loan [Member] | Base Rate Margin [Member]
Schedule Of Long Term Debt [Line Items]
Revolving Credit Base Rate Margin	2.125%